State Street Corporation

One Congress Street

Suite 1

Boston, MA 02114-2016

August 25, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

RE:	Litman Gregory Funds Trust (the “Trust”)

File Nos. 333-10015, 811-07763

Post Effective Amendment No. 130

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and the Statement of Additional Information for the Polen Capital Global Growth ETF, each dated August 22, 2023, do not differ from those contained in Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on August 22, 2023 (Accession #0001193125-23-217972).

If you have any questions concerning this filing, you may contact me at (617) 664-4886.

Very truly yours,

/s/ Christopher D. Short
Christopher D. Short
Vice President

cc:	John Coughlan